UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	February 29, 2012

Item 1. Schedule of Investments

Consolidated Quarterly Holdings Report for

Fidelity® Global Strategies Fund

February 29, 2012

1.852678.104

DYS-QTLY-0412

Consolidated Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.

Equity Funds - 54.1%
	Shares	Value
Diversified Emerging Markets Funds - 3.5%
Claymore/BNY Mellon Frontier Markets ETF (d)	233,700	$ 4,896,015
iShares MSCI Emerging Markets Index ETF	66,000	2,924,460
Market Vectors Indonesia Index ETF	210,200	6,179,880
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		14,000,355
Europe Stock Funds - 1.2%
iShares MSCI Germany Index ETF (d)	207,300	4,757,535
Foreign Large Blend Funds - 11.6%
Fidelity Total International Equity Fund (e)	4,345,735	30,550,517
iShares MSCI EAFE Index ETF	280,000	15,316,000
TOTAL FOREIGN LARGE BLEND FUNDS		45,866,517
Japan Stock Funds - 4.6%
iShares MSCI Japan Index ETF	320,000	3,196,800
WisdomTree Japan Hedged Equity ETF (d)	421,400	15,022,910
TOTAL JAPAN STOCK FUNDS		18,219,710
Large Blend Funds - 9.2%
Fidelity Mega Cap Stock Fund (e)	433,243	4,839,326
iShares S&P 100 Index ETF (d)	103,700	6,450,140
SPDR S&P 500 ETF Trust	182,200	24,937,714
TOTAL LARGE BLEND FUNDS		36,227,180
Large Growth Funds - 8.6%
Fidelity Advisor Stock Selector All Cap Fund Institutional Class (e)	1,649,485	33,929,915
Latin America Stock Funds - 0.5%
iShares MSCI Chile Index ETF (d)	28,600	1,941,940
Mid-Cap Value Funds - 2.9%
iShares Dow Jones Select Dividend Index ETF (d)	209,300	11,599,406
Pacific Asia ex-Japan Stock Funds - 3.3%
iShares MSCI Malaysia Index ETF (d)	294,100	4,314,447
iShares MSCI Singapore Index ETF (d)	316,300	4,077,107
iShares MSCI Thailand Investable Market Index ETF (d)	64,300	4,614,168
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		13,005,722
Equity Funds - continued
	Shares	Value
Sector Funds - Consumer Cyclical - 1.7%
Consumer Staples Select Sector SPDR ETF	204,800	$ 6,805,504
Sector Funds - Energy - 1.1%
iShares S&P Global Energy Sector Index ETF (d)	102,800	4,272,368
Sector Funds - Natural Resources - 1.7%
Market Vectors Agribusiness ETF (d)	128,900	6,782,718
Sector Funds - Real Estate - 3.2%
DJ Wilshire REIT ETF (d)	98,100	6,647,256
SPDR DJ Wilshire International Real Estate ETF (d)	163,400	5,960,832
TOTAL SECTOR FUNDS - REAL ESTATE		12,608,088
Sector Funds - Utilities - 1.0%
Utilities Select Sector SPDR ETF	112,700	3,933,230
TOTAL EQUITY FUNDS (Cost $202,546,594)		213,950,188
Fixed-Income Funds - 25.4%

Bank Loan Funds - 3.9%
Fidelity Floating Rate High Income Fund (e)	1,551,926	15,208,873
Emerging Markets Bond Funds - 3.3%
Fidelity New Markets Income Fund (e)	299,547	4,975,471
iShares JPMorgan USD Emerging Markets Bond ETF (d)	35,200	3,988,160
WisdomTree Asia Local Debt ETF	39,100	2,042,193
WisdomTree Emerging Markets Local Debt ETF (d)	40,700	2,140,006
TOTAL EMERGING MARKETS BOND FUNDS		13,145,830
High Yield Bond Funds - 1.9%
iShares iBoxx $ High Yield Corporate Bond ETF (d)	83,000	7,646,790
Inflation-Protected Bond Funds - 3.7%
iShares Barclays TIPS Bond ETF	124,800	14,810,016
Fixed-Income Funds - continued
	Shares	Value
Intermediate-Term Bond Funds - 8.1%
Fidelity Investment Grade Bond Fund (e)	3,634,016	$ 28,272,644
iShares Barclays Aggregate Bond ETF	35,300	3,909,828
TOTAL INTERMEDIATE-TERM BOND FUNDS		32,182,472
Long Government Bond Funds - 2.9%
iShares Barclays 20+ Year Treasury Bond ETF (d)	97,200	11,414,196
Long Term Bond Fund - 1.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF (d)	33,400	3,931,180
Sector Funds - Real Estate - 0.6%
Fidelity Real Estate Income Fund (e)	213,895	2,303,645
TOTAL FIXED-INCOME FUNDS (Cost $96,894,401)		100,643,002
Other - 15.3%

Commodity Funds - Agriculture - 0.5%
Teucrium Corn ETF (a)(d)	45,900	1,886,031
Commodity Funds - Energy - 2.5%
PowerShares DB Oil ETF (a)(d)	317,800	9,886,758
Commodity Funds - Precious Metals - 9.8%
iShares COMEX Gold Trust ETF (a)	2,348,600	38,704,928
Exchange-Traded Notes - Energy - 2.5%
Alerian MLP Index ETN (issued by JPMorgan Chase & Co., maturity date 5/24/24)	241,900	9,869,520
TOTAL OTHER (Cost $51,702,441)		60,347,237
Money Market Funds - 10.9%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	22,983	$ 22,983
Fidelity Institutional Money Market Portfolio Institutional Class (e)	47,514	47,514
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	42,922,900	42,922,900
TOTAL MONEY MARKET FUNDS (Cost $42,993,397)		42,993,397
Cash Equivalents - 6.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.13%, dated 2/29/12 due 3/1/12 (Collateralized by U.S. Government Obligations) # (Cost $25,428,000)	$ 25,428,095	25,428,000
TOTAL INVESTMENT PORTFOLIO - 112.1% (Cost $419,564,833)		443,361,824
NET OTHER ASSETS (LIABILITIES) - (12.1)%		(47,839,543)
NET ASSETS - 100%		$ 395,522,281
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
ETN	-	Exchange-Traded Note
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$25,428,000 due 3/01/12 at 0.13%
Credit Agricole CIB New York Branch	$ 11,273,210
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,590,426
RBS Securities, Inc.	2,226,596
UBS Securities LLC	10,337,768
$ 25,428,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24
Fidelity Securities Lending Cash Central Fund	191,674
Total	$ 191,698
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Money Market Central Funds, is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor 130/30 Large Cap Institutional Class	$ 152,093	$ -	$ 148,828	$ -	$ -
Fidelity Advisor Stock Selector All Cap Fund Institutional Class	44,979,095	2,389,792	11,659,442	66,316	33,929,915
Fidelity Canada Fund	56,758	-	55,320	-	-
Fidelity China Region Fund	71,837	-	71,131	-	-
Fidelity Commodity Strategy Fund	4,514,895	770,473	3,759,303	-	-
Fidelity Disciplined Equity Fund	205,440	-	200,819	-	-
Fidelity Emerging Markets Fund	77,957	-	76,827	-	-
Fidelity Energy Service Portfolio	57,788	-	56,175	-	-
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Floating Rate High Income Fund	$ 4,449,428	$ 14,935,866	$ 4,275,153	$ 233,381	$ 15,208,873
Fidelity Global Commodity Stock Fund	52,378	-	51,077	-	-
Fidelity Gold Portfolio	55,763	-	54,825	-	-
Fidelity High Income Fund	4,463,058	63,565	4,230,906	63,217	-
Fidelity Institutional Money Market Portfolio Institutional Class	47,444	69	-	69	47,514
Fidelity International Real Estate Fund	51,334	-	50,796	-	-
Fidelity International Small Cap Opportunities Fund	59,380	-	58,575	-	-
Fidelity Investment Grade Bond Fund	44,519,761	4,491,426	21,873,140	1,022,515	28,272,644
Fidelity Latin America Fund	55,800	-	54,573	-	-
Fidelity Leveraged Company Stock Fund	4,450,821	41,459	3,835,113	41,459	-
Fidelity Mega Cap Stock Fund	4,558,084	51,519	-	51,519	4,839,326
Fidelity Natural Gas Portfolio	58,429	-	56,860	-	-
Fidelity New Markets Income Fund	4,506,511	245,849	-	197,733	4,975,471
Fidelity Real Estate Income Fund	8,904,700	239,406	6,388,864	178,527	2,303,645
Fidelity Real Estate Investment Portfolio	58,294	-	56,559	-	-
Fidelity Total International Equity Fund	44,404,889	2,794,056	10,869,982	498,012	30,550,517
Total	$ 170,811,937	$ 26,023,480	$ 67,884,268	$ 2,352,748	$ 120,127,905
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd.	$ 51,651,167	$ 45,903,165	$ 60,770,000	$ 38,745,173
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At February 29, 2012, the cost of investment securities for income tax purposes was $416,775,024. Net unrealized appreciation aggregated $26,604,062, of which $35,001,471 related to appreciated investment securities and $8,397,409 related to depreciated investment securities.

Consolidated Subsidiary

The Fund invests in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of February 29, 2012, the Fund held $38,745,173 in the Subsidiary, representing 9.8% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Exchange-traded Funds (ETFs) and Exchange-traded notes (ETNs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued on the basis of amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Consolidated Quarterly Holdings Report for

Fidelity Advisor®
Global Strategies Fund
Class A
Class T
Class B
Class C
Institutional Class

February 29, 2012

Class A, Class T, Class B, Class C
and Institutional Class
are classes of Fidelity®
Global Strategies Fund

1.864817.104

ADYS-QTLY-0412

Consolidated Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.

Equity Funds - 54.1%
	Shares	Value
Diversified Emerging Markets Funds - 3.5%
Claymore/BNY Mellon Frontier Markets ETF (d)	233,700	$ 4,896,015
iShares MSCI Emerging Markets Index ETF	66,000	2,924,460
Market Vectors Indonesia Index ETF	210,200	6,179,880
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		14,000,355
Europe Stock Funds - 1.2%
iShares MSCI Germany Index ETF (d)	207,300	4,757,535
Foreign Large Blend Funds - 11.6%
Fidelity Total International Equity Fund (e)	4,345,735	30,550,517
iShares MSCI EAFE Index ETF	280,000	15,316,000
TOTAL FOREIGN LARGE BLEND FUNDS		45,866,517
Japan Stock Funds - 4.6%
iShares MSCI Japan Index ETF	320,000	3,196,800
WisdomTree Japan Hedged Equity ETF (d)	421,400	15,022,910
TOTAL JAPAN STOCK FUNDS		18,219,710
Large Blend Funds - 9.2%
Fidelity Mega Cap Stock Fund (e)	433,243	4,839,326
iShares S&P 100 Index ETF (d)	103,700	6,450,140
SPDR S&P 500 ETF Trust	182,200	24,937,714
TOTAL LARGE BLEND FUNDS		36,227,180
Large Growth Funds - 8.6%
Fidelity Advisor Stock Selector All Cap Fund Institutional Class (e)	1,649,485	33,929,915
Latin America Stock Funds - 0.5%
iShares MSCI Chile Index ETF (d)	28,600	1,941,940
Mid-Cap Value Funds - 2.9%
iShares Dow Jones Select Dividend Index ETF (d)	209,300	11,599,406
Pacific Asia ex-Japan Stock Funds - 3.3%
iShares MSCI Malaysia Index ETF (d)	294,100	4,314,447
iShares MSCI Singapore Index ETF (d)	316,300	4,077,107
iShares MSCI Thailand Investable Market Index ETF (d)	64,300	4,614,168
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		13,005,722
Equity Funds - continued
	Shares	Value
Sector Funds - Consumer Cyclical - 1.7%
Consumer Staples Select Sector SPDR ETF	204,800	$ 6,805,504
Sector Funds - Energy - 1.1%
iShares S&P Global Energy Sector Index ETF (d)	102,800	4,272,368
Sector Funds - Natural Resources - 1.7%
Market Vectors Agribusiness ETF (d)	128,900	6,782,718
Sector Funds - Real Estate - 3.2%
DJ Wilshire REIT ETF (d)	98,100	6,647,256
SPDR DJ Wilshire International Real Estate ETF (d)	163,400	5,960,832
TOTAL SECTOR FUNDS - REAL ESTATE		12,608,088
Sector Funds - Utilities - 1.0%
Utilities Select Sector SPDR ETF	112,700	3,933,230
TOTAL EQUITY FUNDS (Cost $202,546,594)		213,950,188
Fixed-Income Funds - 25.4%

Bank Loan Funds - 3.9%
Fidelity Floating Rate High Income Fund (e)	1,551,926	15,208,873
Emerging Markets Bond Funds - 3.3%
Fidelity New Markets Income Fund (e)	299,547	4,975,471
iShares JPMorgan USD Emerging Markets Bond ETF (d)	35,200	3,988,160
WisdomTree Asia Local Debt ETF	39,100	2,042,193
WisdomTree Emerging Markets Local Debt ETF (d)	40,700	2,140,006
TOTAL EMERGING MARKETS BOND FUNDS		13,145,830
High Yield Bond Funds - 1.9%
iShares iBoxx $ High Yield Corporate Bond ETF (d)	83,000	7,646,790
Inflation-Protected Bond Funds - 3.7%
iShares Barclays TIPS Bond ETF	124,800	14,810,016
Fixed-Income Funds - continued
	Shares	Value
Intermediate-Term Bond Funds - 8.1%
Fidelity Investment Grade Bond Fund (e)	3,634,016	$ 28,272,644
iShares Barclays Aggregate Bond ETF	35,300	3,909,828
TOTAL INTERMEDIATE-TERM BOND FUNDS		32,182,472
Long Government Bond Funds - 2.9%
iShares Barclays 20+ Year Treasury Bond ETF (d)	97,200	11,414,196
Long Term Bond Fund - 1.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF (d)	33,400	3,931,180
Sector Funds - Real Estate - 0.6%
Fidelity Real Estate Income Fund (e)	213,895	2,303,645
TOTAL FIXED-INCOME FUNDS (Cost $96,894,401)		100,643,002
Other - 15.3%

Commodity Funds - Agriculture - 0.5%
Teucrium Corn ETF (a)(d)	45,900	1,886,031
Commodity Funds - Energy - 2.5%
PowerShares DB Oil ETF (a)(d)	317,800	9,886,758
Commodity Funds - Precious Metals - 9.8%
iShares COMEX Gold Trust ETF (a)	2,348,600	38,704,928
Exchange-Traded Notes - Energy - 2.5%
Alerian MLP Index ETN (issued by JPMorgan Chase & Co., maturity date 5/24/24)	241,900	9,869,520
TOTAL OTHER (Cost $51,702,441)		60,347,237
Money Market Funds - 10.9%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	22,983	$ 22,983
Fidelity Institutional Money Market Portfolio Institutional Class (e)	47,514	47,514
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	42,922,900	42,922,900
TOTAL MONEY MARKET FUNDS (Cost $42,993,397)		42,993,397
Cash Equivalents - 6.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.13%, dated 2/29/12 due 3/1/12 (Collateralized by U.S. Government Obligations) # (Cost $25,428,000)	$ 25,428,095	25,428,000
TOTAL INVESTMENT PORTFOLIO - 112.1% (Cost $419,564,833)		443,361,824
NET OTHER ASSETS (LIABILITIES) - (12.1)%		(47,839,543)
NET ASSETS - 100%		$ 395,522,281
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
ETN	-	Exchange-Traded Note
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$25,428,000 due 3/01/12 at 0.13%
Credit Agricole CIB New York Branch	$ 11,273,210
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,590,426
RBS Securities, Inc.	2,226,596
UBS Securities LLC	10,337,768
$ 25,428,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24
Fidelity Securities Lending Cash Central Fund	191,674
Total	$ 191,698
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Money Market Central Funds, is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor 130/30 Large Cap Institutional Class	$ 152,093	$ -	$ 148,828	$ -	$ -
Fidelity Advisor Stock Selector All Cap Fund Institutional Class	44,979,095	2,389,792	11,659,442	66,316	33,929,915
Fidelity Canada Fund	56,758	-	55,320	-	-
Fidelity China Region Fund	71,837	-	71,131	-	-
Fidelity Commodity Strategy Fund	4,514,895	770,473	3,759,303	-	-
Fidelity Disciplined Equity Fund	205,440	-	200,819	-	-
Fidelity Emerging Markets Fund	77,957	-	76,827	-	-
Fidelity Energy Service Portfolio	57,788	-	56,175	-	-
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Floating Rate High Income Fund	$ 4,449,428	$ 14,935,866	$ 4,275,153	$ 233,381	$ 15,208,873
Fidelity Global Commodity Stock Fund	52,378	-	51,077	-	-
Fidelity Gold Portfolio	55,763	-	54,825	-	-
Fidelity High Income Fund	4,463,058	63,565	4,230,906	63,217	-
Fidelity Institutional Money Market Portfolio Institutional Class	47,444	69	-	69	47,514
Fidelity International Real Estate Fund	51,334	-	50,796	-	-
Fidelity International Small Cap Opportunities Fund	59,380	-	58,575	-	-
Fidelity Investment Grade Bond Fund	44,519,761	4,491,426	21,873,140	1,022,515	28,272,644
Fidelity Latin America Fund	55,800	-	54,573	-	-
Fidelity Leveraged Company Stock Fund	4,450,821	41,459	3,835,113	41,459	-
Fidelity Mega Cap Stock Fund	4,558,084	51,519	-	51,519	4,839,326
Fidelity Natural Gas Portfolio	58,429	-	56,860	-	-
Fidelity New Markets Income Fund	4,506,511	245,849	-	197,733	4,975,471
Fidelity Real Estate Income Fund	8,904,700	239,406	6,388,864	178,527	2,303,645
Fidelity Real Estate Investment Portfolio	58,294	-	56,559	-	-
Fidelity Total International Equity Fund	44,404,889	2,794,056	10,869,982	498,012	30,550,517
Total	$ 170,811,937	$ 26,023,480	$ 67,884,268	$ 2,352,748	$ 120,127,905
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd.	$ 51,651,167	$ 45,903,165	$ 60,770,000	$ 38,745,173
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At February 29, 2012, the cost of investment securities for income tax purposes was $416,775,024. Net unrealized appreciation aggregated $26,604,062, of which $35,001,471 related to appreciated investment securities and $8,397,409 related to depreciated investment securities.

Consolidated Subsidiary

The Fund invests in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of February 29, 2012, the Fund held $38,745,173 in the Subsidiary, representing 9.8% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Exchange-traded Funds (ETFs) and Exchange-traded notes (ETNs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued on the basis of amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 30, 2012